Right of Use Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right of Use Assets [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Right-of-use assets, net	19,209	15,725	2,169

Operating lease liabilities - current	7,174	7,527	1,038
Operating lease liabilities - non-current	12,773	8,874	1,224
Total operating lease liabilities	19,947	16,401	2,262
Supplemental balance sheet information related to operating leases was as follows:
	As of December 31,
	2022	2022
	RMB	USD
Right-of-use assets, net	19,209	2,785

Operating lease liabilities - current	7,174	1,040
Operating lease liabilities - non-current	12,773	1,852
Total operating lease liabilities	19,947	2,892

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All Of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.33 years
Weighted average discount rate	4.75%
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.75 years
Weighted average discount rate	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2023:
	RMB	USD
Twelve months ending June 30,
2024	8,094	1,116
2025	6,327	873
2026	2,811	388
Total future minimum lease payments	17,232	2,377
Less: imputed interest	831	115
Present value of lease liabilities	16,401	2,262
The following is a schedule of maturities of lease liabilities as of December 31, 2022:
	RMB	USD
Twelve months ending June 30,
2023	7,911	1,147
2024	8,360	1,212
2025	4,210	610
2026	707	103
Total future minimum lease payments	21,188	3,072
Less: imputed interest	1,241	180
Present value of lease liabilities	19,947	2,892